Retirement Plans - Defined Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss				$ 0	$ 1,517,000	$ 1,921,000
Component of curtailment loss comprised of amortization of prior service cost					600,000	400,000
Component of curtailment loss comprised of net actuarial loss				0	945,000	1,500,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income			200,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income			700,000
Expected cash contributions to defined benefit plans in next year	10,700,000
Contribution made by employer	0	0		389,000	10,685,000	9,600,000
Expected cash contributions in 2014				10,700,000
Accumulated benefit obligation				78,700,000	81,900,000
Expected return on plan assets assumption for next fiscal year				6.50%	6.50%	6.50%
Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets assumption for next fiscal year				6.50%
2012 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Expected cash contributions to defined benefit plans in next year				400,000
2013 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Expected cash contributions to defined benefit plans in next year				$ 0